Net Revenue - Summary of Temporary Receipts From Customers (Detail) $ in Millions	Dec. 31, 2021 TWD ($)
Text Block [Abstract]
Current portion (classified under accrued expenses and other current liabilities)	$ 30,612.7
Noncurrent portion (classified under other noncurrent liabilities)	155,381.5
Temporary receipts from customers	$ 185,994.2